Segment information - Transition from adjusted EBITDA to reported EBITDA - French part-time for seniors plans (Details)	12 Months Ended
Dec. 31, 2018
French part-time for seniors plan, 2012 [member]
Disclosure of defined benefit plans [line items]
Period benefit plan extended	3 years